CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 67,144,021	$ 60,605,772	$ 33,440,066
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(5,027,486)	1,315,561	1,614,614
Unrealized gains/(loss) on available-for-sale securities:
Net unrealized gains on available-for-sale investments, net of tax effect of $(8,583), $(6,615) and $nil for years ended February 28, 2013, 2014 and 2015, respectively	1,348,600	19,844	25,748
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil, $13,239 and nil for years ended February 28, 2013, 2014 and 2015, respectively		(39,719)
Other comprehensive income/(loss)	(3,678,886)	1,295,686	1,640,362
Comprehensive income	63,465,135	61,901,458	35,080,428
Add: Comprehensive loss attributable to noncontrolling interest	13,576
Comprehensive income attributable to TAL Education Group shareholders	$ 63,478,711	$ 61,901,458	$ 35,080,428